Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Other Investments [Line Items]
Current portion		₨ 19,744	$ 270	₨ 23,687
Non-current portion		4,958	$ 68	328
Cost [member]
Other Investments [Line Items]
Current portion		19,678		23,548
Non-current portion		3,126		2,725
Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		13,197		13,686
Cost [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		522		1,851
Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		967
Cost [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		0		2,000
Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		5,959		5,044
Cost [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Non-current portion	[1]	2,701		2,701
Cost [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		400		0
Cost [member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion		25		24
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Current portion		66		139
Non-current portion		1,832		2,397
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		66		146
Unrealised gain/(loss) [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion		0		7
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Non-current portion	[1]	1,832		2,397
Unrealised gain/(loss) [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion		0		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Current portion	[2]	19,744		23,687
Non-current portion	[2]	4,958		328
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion	[2]	13,263		13,832
Fair value / amortized cost [Member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion	[2]	522		1,851
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion	[2]	0		967
Fair value / amortized cost [Member] | Investment in market linked debentures [Member]
Other Investments [Line Items]
Current portion	[2]	0		1,993
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion	[2]	5,959		5,044
Fair value / amortized cost [Member] | Investment in equity securities [Member]
Other Investments [Line Items]
Non-current portion	[1],[2]	4,533		304
Fair value / amortized cost [Member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion	[1]	400		0
Fair value / amortized cost [Member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion	[2]	₨ 25		₨ 24

[1]	Primarily represents the shares of Curis, Inc. Refer to Note 34 of these consolidated financial statements for further details.
[2]	Interest accrued but not due on bonds and debentures, commercial paper and term deposits with banks is included in other current assets.